Financial performance, Operating Segments (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) Customer	Jun. 30, 2023 USD ($) Customer	Jun. 30, 2022 USD ($) Customer
Segment information [Abstract]
Exploration expenditure - non core	$ (31)	$ (45)	$ (17)
Other expenses	(3,850)	(3,684)	(6,899)
Reportable segment loss	(3,881)	(3,729)	(6,916)
Employee benefits and other expenses	(5,344)	(5,967)	(5,056)
Net financing income / (expense)	1,400	3,305	3,469
Loss for the year	(7,825)	(6,391)	(8,503)
Segment assets [Abstract]
Exploration assets	187,664	152,226	118,487
Other assets	36,811	54,093	94,758
Total assets	224,475	206,319	213,245
Segment liabilities [Abstract]
Payables	4,584	8,474	8,962
Provisions	428	368	497
Borrowings	1,200	0	0
Total current liabilities	6,212	8,842	9,459
Payables	42	78	87
Total Non-current liabilities	42	78	87
Total liabilities	6,254	8,920	9,546
Net assets	$ 218,221	$ 197,399	$ 203,699
Number of major customers | Customer	0	0	0
Revenues	$ 0	$ 0	$ 0
Operating Segments [member] | North America [Member]
Segment information [Abstract]
Exploration expenditure - non core	(31)	(45)	(17)
Other expenses	(2,383)	(1,356)	(2,870)
Reportable segment loss	(2,414)	(1,401)	(2,887)
Employee benefits and other expenses	(2,407)	(2,043)	(1,379)
Net financing income / (expense)	(1,802)	(25)	3
Loss for the year	(6,623)	(3,469)	(4,263)
Segment assets [Abstract]
Exploration assets	187,664	152,226	118,487
Other assets	8,576	5,258	6,158
Total assets	196,240	157,484	124,645
Segment liabilities [Abstract]
Payables	4,442	7,547	8,146
Provisions	177	167	331
Borrowings	1,200	0	0
Total current liabilities	5,819	7,714	8,477
Payables	(8)
Payables		78	87
Total Non-current liabilities	(8)
Total Non-current liabilities		78	87
Total liabilities	5,811	7,792	8,564
Net assets	190,429	149,692	116,081
Operating Segments [member] | Australia [Member]
Segment information [Abstract]
Exploration expenditure - non core	0	0	0
Other expenses	(1,467)	(2,328)	(4,029)
Reportable segment loss	(1,467)	(2,328)	(4,029)
Employee benefits and other expenses	(2,937)	(3,924)	(3,677)
Net financing income / (expense)	3,202	3,330	3,466
Loss for the year	(1,202)	(2,922)	(4,240)
Segment assets [Abstract]
Exploration assets	0	0	0
Other assets	28,235	48,835	88,600
Total assets	28,235	48,835	88,600
Segment liabilities [Abstract]
Payables	142	927	816
Provisions	251	201	166
Borrowings	0	0	0
Total current liabilities	393	1,128	982
Payables	50	0	0
Total Non-current liabilities	50	0	0
Total liabilities	443	1,128	982
Net assets	$ 27,792	$ 47,707	$ 87,618